Leases - Carrying amounts of lease liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Leases
As at 1 January	$ 39,565,146	$ 32,523,704	$ 32,711,793
Additions	7,186,613	11,038,578	4,897,420
Accretion of interest	2,037,540	1,683,330	1,381,680
Foreign exchange effect	(1,772,452)	30,441	(1,434,291)
Payments	(6,499,802)	(5,710,907)	(5,032,898)
As at 31 December	$ 40,517,045	39,565,146	32,523,704
Current		4,976,454	4,213,417	$ 250,488	$ 4,720,505
Lease liabilities		$ 34,588,692	$ 28,310,287	$ 1,899,504	$ 35,796,540